Cover	Feb. 16, 2021	Oct. 27, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 16, 2021
Entity File Number	0-16759
Entity Registrant Name	FIRST FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1546989
Entity Address, Address Line One	One First Financial Plaza
Entity Address, City or Town	Terre Haute
Entity Address, State or Province	IN
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	47807
City Area Code	(812)
Local Phone Number	238-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Entity Central Index Key	0000714562
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Amendment Flag	false
Trading Symbol	THFF
Title of 12(b) Security	Common Stock, par value $0.125 per share
Security Exchange Name	NASDAQ